UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Magellan® Fund -
Magellan
Class K

December 31, 2008

1.811314.104

MAG-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 0.1%
Hyundai Mobis	300,000	$ 15,259
Diversified Consumer Services - 0.0%
Hillenbrand, Inc.	500,000	8,340
Hotels, Restaurants & Leisure - 0.7%
Ctrip.com International Ltd. sponsored ADR	25,108	598
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	274,700	871
Royal Caribbean Cruises Ltd. (d)	4,500,000	61,875
Starbucks Corp. (a)	8,562,616	81,002
		144,346
Household Durables - 3.0%
D.R. Horton, Inc.	9,841,200	69,577
KB Home (d)(e)	4,088,000	55,679
Lennar Corp. Class A	10,131,376	87,839
M.D.C. Holdings, Inc.	2,000,000	60,600
MRV Engenharia e Participacoes SA	1,153,900	5,080
Pulte Homes, Inc.	10,491,106	114,668
Ryland Group, Inc.	646,860	11,430
Toll Brothers, Inc. (a)(e)	8,912,077	190,986
		595,859
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	10,206
Leisure Equipment & Products - 0.0%
Brunswick Corp.	621,943	2,618
Media - 0.8%
Ascent Media Corp. (a)	144,656	3,159
Cinemark Holdings, Inc.	238,900	1,775
Informa PLC	5,000,000	17,956
The DIRECTV Group, Inc. (a)	5,000,000	114,550
Virgin Media, Inc.	4,500,000	22,455
		159,895
Multiline Retail - 0.0%
Pantaloon Retail India Ltd.	194,608	875
Specialty Retail - 3.6%
Staples, Inc. (e)	40,090,255	718,417
Textiles, Apparel & Luxury Goods - 1.2%
Lululemon Athletica, Inc. (a)(d)	674,500	5,349
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
NIKE, Inc. Class B	3,597,000	$ 183,447
Polo Ralph Lauren Corp. Class A	1,150,000	52,222
		241,018
TOTAL CONSUMER DISCRETIONARY		1,896,833
CONSUMER STAPLES - 2.6%
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	8,841,972	254,118
United Natural Foods, Inc. (a)(e)	4,143,500	73,837
Wumart Stores, Inc. (H Shares)	25,000,000	18,671
		346,626
Food Products - 0.3%
Cosan Ltd. Class A (a)	3,181,700	11,009
Cosan SA Industria e Comercio (a)	3,000,000	14,486
McCormick & Co., Inc. (non-vtg.)	500,000	15,930
Ralcorp Holdings, Inc. (a)	400,000	23,360
		64,785
Household Products - 0.6%
Energizer Holdings, Inc. (a)	2,000,000	108,280
Personal Products - 0.0%
Bare Escentuals, Inc. (a)	76,400	400
TOTAL CONSUMER STAPLES		520,091
ENERGY - 8.4%
Energy Equipment & Services - 0.6%
Atwood Oceanics, Inc. (a)	1,000,000	15,280
Nabors Industries Ltd. (a)	1,000,000	11,970
Noble Corp.	3,000,000	66,270
Smith International, Inc.	557,200	12,754
		106,274
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	967,910	72,138
Canadian Natural Resources Ltd.	9,757,800	390,970
Chesapeake Energy Corp.	8,000,000	129,360
Denbury Resources, Inc. (a)	7,500,000	81,900
Energy Transfer Equity LP	1,000,000	16,210
Enterprise Products Partners LP	700,000	14,511
EOG Resources, Inc.	727,200	48,417
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	4,191,500	$ 224,832
Marathon Oil Corp.	262,188	7,173
OAO Gazprom sponsored ADR	2,000,000	28,500
Oil Search Ltd.	10,000,000	33,400
Peabody Energy Corp.	1,539,463	35,023
Plains Exploration & Production Co. (a)	2,752,745	63,974
Reliance Industries Ltd.	1,000,000	25,489
Sunoco, Inc.	1,000,000	43,460
Teekay Corp.	340,000	6,681
Valero Energy Corp.	11,510,104	249,079
Westernzagros Resources Ltd. (a)	1,000,000	493
Williams Companies, Inc.	6,000,000	86,880
		1,558,490
TOTAL ENERGY		1,664,764
FINANCIALS - 10.9%
Capital Markets - 1.8%
Charles Schwab Corp.	8,547,000	138,205
Evercore Partners, Inc. Class A	87,600	1,094
Fortress Investment Group LLC (d)	2,500,000	2,500
Franklin Resources, Inc.	2,110,800	134,627
GLG Partners, Inc.	949,950	2,156
Merriman Curhan Ford Group, Inc. (a)	105,086	63
T. Rowe Price Group, Inc.	2,500,000	88,600
		367,245
Commercial Banks - 1.8%
Banco do Brasil SA	1,301,000	8,104
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	3,726
PNC Financial Services Group, Inc.	500,000	24,500
SVB Financial Group (a)	1,212,400	31,801
Wells Fargo & Co.	9,703,704	286,065
		354,196
Consumer Finance - 0.2%
SLM Corp. (a)	3,500,000	31,150
Diversified Financial Services - 2.8%
Bank of America Corp.	13,367,104	188,209
BM&F BOVESPA SA	749,474	2,000
CIT Group, Inc.	2,358,398	10,707
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Hyde Park Acquisition Corp. unit (a)	200,000	$ 1,134
JPMorgan Chase & Co.	11,208,100	353,391
		555,441
Insurance - 3.6%
ACE Ltd.	3,769,909	199,504
American International Group, Inc.	16,950,261	26,612
Berkshire Hathaway, Inc. Class A (a)	557	53,806
China Life Insurance Co. Ltd. (H Shares)	80,000,000	245,794
Endurance Specialty Holdings Ltd.	555,800	16,969
Everest Re Group Ltd.	700,000	53,298
MetLife, Inc.	1,731,857	60,373
Reinsurance Group of America, Inc.	339,549	14,539
Willis Group Holdings Ltd.	2,000,000	49,760
		720,655
Real Estate Investment Trusts - 0.6%
CapitalSource, Inc. (d)	5,000,000	23,100
Developers Diversified Realty Corp.	4,604,700	22,471
General Growth Properties, Inc.	7,099,084	9,158
Kimco Realty Corp.	679,800	12,427
Simon Property Group, Inc.	500,000	26,565
Vornado Realty Trust	500,000	30,175
		123,896
Real Estate Management & Development - 0.1%
Iguatemi Empresa de Shopping Centers SA	959,500	5,476
Indiabulls Real Estate Ltd.	5,000,000	13,608
		19,084
TOTAL FINANCIALS		2,171,667
HEALTH CARE - 14.9%
Biotechnology - 4.6%
Biogen Idec, Inc. (a)	1,398,510	66,611
BioMarin Pharmaceutical, Inc. (a)	4,000,000	71,200
Celgene Corp. (a)	1,000,000	55,280
Cephalon, Inc. (a)(d)	1,537,230	118,428
Genentech, Inc. (a)	4,934,000	409,078
Genzyme Corp. (a)	1,000,000	66,370
OSI Pharmaceuticals, Inc. (a)(e)	3,198,900	124,917
		911,884
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	300	$ 21
C.R. Bard, Inc.	1,869,300	157,507
Covidien Ltd.	3,000,000	108,720
Gen-Probe, Inc. (a)	500,000	21,420
Greatbatch, Inc. (a)(e)	2,181,700	57,728
Hill-Rom Holdings, Inc. (d)	500,000	8,230
Integra LifeSciences Holdings Corp. (a)	1,000,000	35,570
Mindray Medical International Ltd. sponsored ADR	51,400	925
Stryker Corp.	1,000,000	39,950
		430,071
Health Care Providers & Services - 3.4%
Amedisys, Inc. (a)(d)	600,000	24,804
athenahealth, Inc. (a)	966,300	36,352
Brookdale Senior Living, Inc. (d)(e)	5,367,200	29,949
Express Scripts, Inc. (a)	1,000,000	54,980
Henry Schein, Inc. (a)	903,653	33,155
LHC Group, Inc. (a)	500,000	18,000
Medco Health Solutions, Inc. (a)	10,150,100	425,391
UnitedHealth Group, Inc.	2,000,000	53,200
		675,831
Life Sciences Tools & Services - 1.4%
Affymetrix, Inc. (a)	28,700	86
Charles River Laboratories International, Inc. (a)	1,304,700	34,183
Covance, Inc. (a)	2,000,000	92,060
Pharmaceutical Product Development, Inc.	4,500,000	130,545
Thermo Fisher Scientific, Inc. (a)	971,500	33,099
		289,973
Pharmaceuticals - 3.3%
Allergan, Inc.	6,531,463	263,349
Matrixx Initiatives, Inc. (a)	400,000	6,596
Medicis Pharmaceutical Corp. Class A	2,000,000	27,800
Teva Pharmaceutical Industries Ltd. sponsored ADR	6,000,000	255,420
Wyeth	3,000,000	112,530
		665,695
TOTAL HEALTH CARE		2,973,454
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	1,000,000	$ 84,080
Raytheon Co.	2,000,000	102,080
Raytheon Co. warrants 6/16/11 (a)	204,836	3,257
Stanley, Inc. (a)	500,000	18,110
		207,527
Air Freight & Logistics - 0.2%
Forward Air Corp.	390,000	9,465
UTI Worldwide, Inc.	2,000,000	28,680
		38,145
Airlines - 2.0%
Delta Air Lines, Inc. (a)	30,622,682	350,936
JetBlue Airways Corp. (a)	6,269,652	44,515
		395,451
Construction & Engineering - 0.1%
China Railway Construction Corp. Class H	8,000,000	11,977
MYR Group, Inc. (a)(e)(f)	1,810,900	18,109
		30,086
Electrical Equipment - 1.2%
AMETEK, Inc.	500,000	15,105
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	12,202
Emerson Electric Co.	3,464,800	126,846
First Solar, Inc. (a)	300,000	41,388
Q-Cells SE (a)	1,000,000	36,572
		232,113
Machinery - 1.7%
Cummins, Inc.	2,500,000	66,825
Danaher Corp.	3,000,000	169,830
Mueller Water Products, Inc. Class B	3,304,885	27,893
SPX Corp.	1,600,000	64,880
Sulzer AG (Reg.)	190,616	10,975
Trivest 1992 Special Fund Ltd. (a)(g)	26,600,000	0
		340,403
Professional Services - 2.3%
Equifax, Inc. (e)	8,485,262	225,029
Manpower, Inc.	413,882	14,068
Monster Worldwide, Inc. (a)(e)	8,951,938	108,229
Robert Half International, Inc.	5,124,900	106,700
		454,026
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.1%
Localiza Rent a Car SA	4,500,000	$ 13,867
Trading Companies & Distributors - 0.1%
Watsco, Inc.	500,000	19,200
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	5,142
TOTAL INDUSTRIALS		1,735,960
INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 16.9%
Ciena Corp. (a)	1,024,282	6,863
Cisco Systems, Inc. (a)	13,950,300	227,390
Corning, Inc. (e)	120,683,383	1,150,113
Foxconn International Holdings Ltd. (a)	5,000,000	1,678
Juniper Networks, Inc. (a)	12,817,200	224,429
Motorola, Inc.	9,698,885	42,966
Nokia Corp. sponsored ADR	87,518,200	1,365,283
Nortel Networks Corp. (a)	50,025	13
QUALCOMM, Inc.	5,000,000	179,150
Research In Motion Ltd. (a)	4,512,900	183,133
		3,381,018
Computers & Peripherals - 1.3%
Apple, Inc. (a)	2,500,000	213,375
SanDisk Corp. (a)	4,417,866	42,412
		255,787
Electronic Equipment & Components - 2.5%
Amphenol Corp. Class A	4,736,900	113,591
FLIR Systems, Inc. (a)(e)	8,638,800	265,038
Hon Hai Precision Industry Co. Ltd. (Foxconn)	41,400,000	81,095
Ingram Micro, Inc. Class A (a)	3,000,000	40,170
		499,894
Internet Software & Services - 1.1%
Google, Inc. Class A (sub. vtg.) (a)	601,000	184,898
Omniture, Inc. (a)	2,500,000	26,600
WebMD Health Corp. Class A (a)(d)	95,700	2,258
		213,756
IT Services - 2.3%
Accenture Ltd. Class A	2,500,000	81,975
CACI International, Inc. Class A (a)	500,000	22,545
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	10,318,596	$ 186,354
Lender Processing Services, Inc.	4,225,400	124,438
The Western Union Co.	2,500,000	35,850
		451,162
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials, Inc.	60,000,000	607,800
ASML Holding NV (NY Shares)	10,345,201	186,938
Himax Technologies, Inc. sponsored ADR	2,000,000	3,200
Lam Research Corp. (a)	499,200	10,623
MEMC Electronic Materials, Inc. (a)	10,130,000	144,656
O2Micro International Ltd. sponsored ADR (a)	700,000	1,372
Samsung Electronics Co. Ltd.	265,233	96,437
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,000,000	55,300
Teradyne, Inc. (a)(e)	11,029,691	46,545
Texas Instruments, Inc.	3,000,000	46,560
		1,199,431
Software - 2.8%
Adobe Systems, Inc. (a)	2,500,000	53,225
Longtop Financial Technologies Ltd. ADR (a)	29,200	442
Nintendo Co. Ltd.	200,000	76,400
Oracle Corp. (a)	20,395,000	361,603
SAP AG sponsored ADR (d)	2,000,000	72,440
		564,110
TOTAL INFORMATION TECHNOLOGY		6,565,158
MATERIALS - 9.0%
Chemicals - 3.4%
Albemarle Corp.	1,000,000	22,300
Ecolab, Inc.	2,000,000	70,300
FMC Corp.	2,241,790	100,275
Givaudan AG	100,000	78,838
Minerals Technologies, Inc.	500,000	20,450
Monsanto Co.	5,117,600	360,023
Symrise AG	2,000,000	28,853
		681,039
Metals & Mining - 5.6%
Agnico-Eagle Mines Ltd.	1,147,600	59,205
Eldorado Gold Corp. (a)	3,000,000	23,794
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Goldcorp, Inc.	10,000,000	$ 315,526
Kinross Gold Corp.	5,000,000	92,463
Lihir Gold Ltd. (a)	10,000,000	21,989
Newcrest Mining Ltd.	5,588,856	135,693
Newmont Mining Corp.	8,000,000	325,600
Randgold Resources Ltd. sponsored ADR	3,012,766	132,321
		1,106,591
TOTAL MATERIALS		1,787,630
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 0.9%
Embarq Corp.	333,051	11,977
FairPoint Communications, Inc.	109,213	358
Level 3 Communications, Inc. (a)	1,331,971	932
Telefonica SA sponsored ADR	2,500,000	168,475
		181,742
Wireless Telecommunication Services - 0.7%
America Movil SAB de CV Series L sponsored ADR	3,905,500	121,031
Bharti Airtel Ltd. (a)	100,000	1,475
Crown Castle International Corp. (a)	1,000,000	17,580
		140,086
TOTAL TELECOMMUNICATION SERVICES		321,828
UTILITIES - 0.8%
Electric Utilities - 0.4%
Entergy Corp.	1,000,000	83,130
Multi-Utilities - 0.4%
Sempra Energy	1,700,000	72,471
TOTAL UTILITIES		155,601
TOTAL COMMON STOCKS (Cost $25,879,993)		19,792,986
Convertible Preferred Stocks - 0.2%
	Shares	Value (000s)
FINANCIALS - 0.2%
Diversified Financial Services - 0.1%
CIT Group, Inc. Series C, 8.75%	338,400	$ 9,045
Insurance - 0.1%
American International Group, Inc. Series A, 8.50%	2,666,700	22,264
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,923)		31,309
Convertible Bonds - 0.0%
Principal Amount (000s)
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Sunpower Corp. 1.25% 2/15/27 (Cost $15,918)	$ 9,980	7,373
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 1.06% (b)	170,801,975	170,802
Fidelity Securities Lending Cash Central Fund, 0.87% (b)(c)	156,428,389	156,428
TOTAL MONEY MARKET FUNDS (Cost $327,230)		327,230
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $26,440,064)		20,158,898
NET OTHER ASSETS - (1.1)%		(226,937)
NET ASSETS - 100%		$ 19,931,961
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,109,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Trivest 1992 Special Fund Ltd.	7/2/92	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,721
Fidelity Securities Lending Cash Central Fund	11,857
Total	$ 15,578
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Brookdale Senior Living, Inc.	$ 92,426	$ 33,380	$ 1,914	$ 2,309	$ 29,949
Corning, Inc.	1,953,793	513,289	193,918	12,759	1,150,113
Equifax, Inc.	292,572	-	-	1,018	225,029
FLIR Systems, Inc.	259,941	-	-	-	265,038
Greatbatch, Inc.	40,165	-	-	-	57,728
KB Home	19,784	63,534	-	1,228	55,679
MBIA, Inc.	157,333	-	103,241	-	-
Mentor Corp.	79,603	-	94,414	1,238	-
Monster Worldwide, Inc.	144,096	89,413	35,507	-	108,229
MYR Group, Inc.	25,353	-	-	-	18,109
OSI Pharmaceuticals, Inc.	119,607	-	-	-	124,917
Staples, Inc.	1,068,118	39,566	238,014	-	718,417
Teradyne, Inc.	136,989	-	-	-	46,545
Toll Brothers, Inc.	164,360	41,791	-	-	190,986
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Town Sports International Holdings, Inc.	$ 10,797	$ -	$ 13,974	$ -	$ -
United Natural Foods, Inc.	77,525	-	-	-	73,837
Total	$ 4,642,462	$ 780,973	$ 680,982	$ 18,552	$ 3,064,576
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 20,158,898	$ 19,170,580	$ 988,318	$ -
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,353
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(7,244)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	(18,109)
Ending Balance	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $26,565,429,000. Net unrealized depreciation aggregated $6,406,531,000, of which $2,002,203,000 related to appreciated investment securities and $8,408,734,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009